100 Summer Street Floor 7 Mail Stop SUM0703 Boston, MA 02111

December 21, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

Re:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus and Amended and Restated Statement of Additional Information, each dated December 16, 2016, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 239) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on December 16, 2016 via EDGAR (Accession Number 0001193125-16-795795).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-3405.

Very truly yours,

/s/ Daniel Bulger

Daniel Bulger

Vice President and Counsel

State Street Bank and Trust Company